Rialto Investment Segment (Nonaccrual Loans) (Details) - USD ($) $ in Thousands	Nov. 30, 2014	Nov. 30, 2013
Rialto Investments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired financing receivable, recorded investment	$ 130,105	$ 8,317
Land [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired financing receivable, unpaid principal balance	228,245	6,791
Impaired financing receivable, with related allowance, recorded investment	85,912	249
Impaired financing receivable, with no related allowance, recorded investment	3,691	2,304
Impaired financing receivable, recorded investment	89,603	2,553
Single Family Homes [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired financing receivable, unpaid principal balance	66,183	15,125
Impaired financing receivable, with related allowance, recorded investment	18,096	519
Impaired financing receivable, with no related allowance, recorded investment	2,306	4,119
Impaired financing receivable, recorded investment	20,402	4,638
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired financing receivable, unpaid principal balance	34,048	3,400
Impaired financing receivable, with related allowance, recorded investment	3,368	498
Impaired financing receivable, with no related allowance, recorded investment	3,918	628
Impaired financing receivable, recorded investment	7,286	1,126
Other Property [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired financing receivable, unpaid principal balance	64,284
Impaired financing receivable, with related allowance, recorded investment	5
Impaired financing receivable, with no related allowance, recorded investment	12,809
Impaired financing receivable, recorded investment	12,814
Loans Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired financing receivable, unpaid principal balance	392,760	25,316
Impaired financing receivable, with related allowance, recorded investment	107,381	1,266
Impaired financing receivable, with no related allowance, recorded investment	22,724	7,051
Impaired financing receivable, recorded investment	$ 130,105	$ 8,317